Income taxes - Profit (loss) before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Income (loss) before income taxes	¥ (611,269)	¥ 1,254,658	¥ (4,662,680)
Overseas entities
Income taxes
Income (loss) before income taxes	(9,877,152)	(2,289,601)	(2,496,802)
PRC entities
Income taxes
Income (loss) before income taxes	¥ 9,265,883	¥ 3,544,259	¥ (2,165,878)